MORGAN STANLEY INSTITUTIONAL FUND, INC.

522 Fifth Avenue

New York, NY 10036

November 25, 2014

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:                             Morgan Stanley Institutional Fund, Inc. (the “Fund”)
File Nos. 33-23166; 811-5624
Post-Effective Amendment No. 128

Dear Sir or Madam:

On behalf of the Fund, attached herewith for filing is the above referenced Post-Effective Amendment No. 128 to the Fund’s Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), and Amendment No. 129 pursuant to the Investment Company Act of 1940, as amended (the “Amendment”).

The Registration Statement is marked to reflect all changes from the Prospectus and Statement of Additional Information filed as part of Post-Effective Amendment No. 127 to the Fund’s Registration Statement pursuant to Rule 485(a) on September 18, 2014.  We anticipate filing an acceleration request letter on behalf of the Fund to request an effective date of December 10, 2014 for the Registration Statement.  No fees are required in connection with this filing.

If you have any questions regarding the foregoing, please do not hesitate to contact me at (212) 296-6980 or Kristin M. Hester of Dechert LLP at (212) 649-8796.

Very truly yours,

/s/ Daniel E. Burton
Daniel E. Burton

Enclosures

cc: Joseph C. Benedetti